Other Intangible Assets and Goodwill - Summary of Goodwill Recognized (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 380.6	€ 362.5
Intangible assets with indefinite useful life	486.5	444.5
Total	867.1	807.0
CGU Immunotherapies
Disclosure of detailed information about intangible assets [line items]
Goodwill	369.8	352.2
Intangible assets with indefinite useful life	486.5	444.5
Total	856.3	796.7
CGU External Product Sales of JPT
Disclosure of detailed information about intangible assets [line items]
Goodwill	0.5	0.5
Intangible assets with indefinite useful life	0.0	0.0
Total	0.5	0.5
CGU External Business of InstaDeep
Disclosure of detailed information about intangible assets [line items]
Goodwill	10.3	9.8
Intangible assets with indefinite useful life	0.0	0.0
Total	€ 10.3	€ 9.8